Subsequent Events (Details) (JPY ¥) In Millions, except Share data	12 Months Ended
Mar. 31, 2011
Shareholders' equity	¥ 271,205
PEW [Member]
Share exchange ratio	¥ 0.925
SANYO [Member]
Share exchange ratio	¥ 0.115
PEW and SANYO [Member]
Treasury shares reissued in exchange for minority interest acquired	241,961,655